Non-operating income	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Non-operating income

Note 25.               Non-operating income

Non-operating income consisted of the following:

	12 months ended December 31,
USD'000	2022	2021	2020
Foreign exchange gain	926	482	117
Financial income	9	-	8
Other	-	1	21
Total non-operating income	935	483	146

Note 26.      Non-operating income

Non-operating income consisted of the following:

	12 months ended December 31,
USD'000	2021	2020
Foreign exchange gain	482	117
Financial income	-	8
Other	1	21
Total non-operating income	483	146